Asset Retirement Obligations (Tables)	6 Months Ended
Jun. 30, 2026
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations
The following table presents the balance of AROs as of December 31, 2025, as well as the additions, settlements and accretion related to the Company's AROs for the years ended December 31, 2025 and 2024 included in Other noncurrent liabilities on the Consolidated Balance Sheets:

(in thousands)
Balance as of December 31, 2023	$34,906
Adjustments in estimates for current obligations	2
Asset retirement obligation incurred during current period	7,467
Accretion expense	2,694
Balance as of December 31, 2024	$45,069
Asset retirement obligation sold during current period	(5,836)
Asset retirement obligation decommissioned during current period	(689)
Accretion expense	2,999
Balance as of December 31, 2025	$41,543